Huber Small Cap Value Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Advertising - 0.8%
Stagwell, Inc.(a)	75,841	$494,483

Asset Management - 3.0%
Virtus Investment Partners, Inc.	8,281	1,955,227

Automotive - 7.3%
Goodyear Tire & Rubber Co.(a)	102,181	1,424,403
Miller Industries, Inc.	84,878	3,416,340
		4,840,743

Banking - 22.6%
C&F Financial Corp.	31,528	1,749,804
Capstar Financial Holdings, Inc.	22,536	409,930
Carter Bankshares, Inc.(a)	162,155	2,344,761
First Citizens BancShares, Inc. - Class A	2,683	4,051,330
First Horizon Corp.	141,679	2,017,509
First United Corp.	78,008	1,773,902
Northrim BanCorp, Inc.	36,529	1,845,810
South State Corp.	9,241	767,927
		14,960,973

Biotech & Pharmaceuticals - 1.5%
Cipher Pharmaceuticals, Inc.(a)	224,700	987,747

Chemicals - 2.5%
Innospec, Inc.	14,387	1,670,474

Commercial Services - 0.0%(b)
Hudson Global, Inc.(a)	345	5,089

Commercial Support Services - 1.4%
H&R Block, Inc.	20,100	941,484

Consumer Services - 4.7%
Rent-A-Center, Inc.	94,584	3,140,189

Entertainment Content - 3.3%
Lions Gate Entertainment Corp. - Class B(a)	226,106	2,193,228

Food - 1.9%
Herbalife Ltd.(a)	102,900	1,239,945

Gas & Water Utilities - 0.9%
National Fuel Gas Co.	13,200	622,512

Health Care Facilities & Services - 1.4%
Select Medical Holdings Corp.	16,500	428,835
Tenet Healthcare Corp.(a)	5,801	479,975
		908,810

Home Construction - 0.4%
Taylor Morrison Home Corp.(a)	5,000	260,700

Insurance - 2.8%
CNO Financial Group, Inc.	67,244	1,827,692
Global Indemnity Group LLC - Class A	700	20,512
		1,848,204

Internet Media & Services - 1.5%
Lyft, Inc. - Class A(a)	81,700	1,020,433

Leisure Facilities & Services - 1.8%
Boston Pizza Royalties Income Fund	105,854	1,217,229

Oil & Gas Producers - 10.5%
Berry Corp.	100,300	673,013
Golar LNG Ltd.	181,238	3,952,801
Gulfport Energy Corp.(a)	800	101,520
W&T Offshore, Inc.	735,430	2,235,707
		6,963,041

Oil & Gas Services & Equipment - 5.8%
CSI Compressco LP	483,558	918,760
TETRA Technologies, Inc.(a)	690,298	2,892,349
		3,811,109

Specialty Finance - 2.5%
Enova International, Inc.(a)	30,702	1,671,110

Technology Hardware - 4.2%
Comtech Telecommunications Corp.	136,302	862,792
Xperi, Inc.(a)	177,520	1,895,913
		2,758,705

Technology Services - 10.0%
KBR, Inc.	89,475	4,662,542
Science Applications International Corp.	15,110	1,928,943
		6,591,485

Transportation Equipment - 4.2%
Commercial Vehicle Group, Inc.(a)	432,846	2,809,170
TOTAL COMMON STOCKS (Cost $39,431,439)		62,912,090

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Granite Real Estate Investment Trust	16,937	915,275
Seritage Growth Properties - Class A(a)	4,950	45,293
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $568,094)		960,568

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
First American Government Obligations Fund - Class X, 5.25%(b)	1,351,055	1,351,055
First American Treasury Obligations Fund - Class X, 5.23%(b)	1,351,055	1,351,055
TOTAL SHORT-TERM INVESTMENTS (Cost $2,702,110)		2,702,110

TOTAL INVESTMENTS - 100.5% (Cost $42,701,643)		66,574,768
Liabilities in Excess of Other Assets - (0.5)%		(341,826)
TOTAL NET ASSETS - 100.0%		$66,232,942

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Huber Small Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Huber Small Cap Value Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$62,912,090	$–	$–	$62,912,090
Real Estate Investment Trusts	960,568	–	–	960,568
Money Market Funds	2,702,110	–	–	2,702,110
Total Investments	$66,574,768	$–	$–	$66,574,768

Refer to the Schedule of Investments for industry classifications.